Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Schedule of Accrued Liabilities

Accrued liabilities as of March 31, 2021 and December 31, 2020, consisted of the following (in thousands):

	As of	As of
	March 31,	December 31,
	2021	2020
Accrued research and development costs (Note 5)	$86	$445
Accrued professional and legal fees	810	245
Accrued payroll and payroll related expenses	787	518
Accrued share-based compensation expense	—	460
Accrued other operating costs	47	485
Total accrued liabilities	$1,730	$2,153

Accrued liabilities as of December 31, 2020 and 2019, consisted of the following (in thousands):

	As of December 31,
	2020	2019
Accrued research and development costs (Note 7)	$445	$—
Accrued professional and legal fees	245	178
Accrued payroll and payroll related expenses	518	242
Accrued share-based compensation expense	460	—
Accrued other operating costs	485	22
Total accrued liabilities	$2,153	$442